Summary of Significant Accounting Policies (Accounts Receivable, Related Parties) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2014 Collins [Member]	Dec. 31, 2013 Collins [Member]	Mar. 31, 2014 Wallace LP [Member]	Dec. 31, 2013 Wallace LP [Member]	Mar. 31, 2014 Collins & Wallace Holdings, LLC [Member]	Dec. 31, 2013 Collins & Wallace Holdings, LLC [Member]	Dec. 31, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2013 Predecessor [Member] Wallace LP [Member]	Dec. 31, 2012 Predecessor [Member] Wallace LP [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, related party	$ 7,107	$ 3,672	$ 3,261	$ 0	$ 3,594	$ 3,672	$ 252	$ 0	$ 3,672	$ 4,232	$ 3,700	$ 4,200